LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.96%
INVESTMENT COMPANIES–94.96%
International Equity Funds–94.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	9,397,570	$153,358,950
LVIP Franklin Templeton Multi-Factor International Equity Fund	4,787,721	50,625,364
LVIP MFS International Growth Fund	14,844,843	301,127,631
Total Affiliated Investments (Cost $376,827,547)		505,111,945

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.57%
INVESTMENT COMPANY–4.57%
Money Market Fund–4.57%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	24,279,720	$24,279,720
Total Unaffiliated Investment (Cost $24,279,720)		24,279,720

TOTAL INVESTMENTS–99.53% (Cost $401,107,267)	529,391,665
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	2,506,397
NET ASSETS APPLICABLE TO 39,422,051 SHARES OUTSTANDING–100.00%	$531,898,062

✧✧Standard Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
72	CME British Pound Currency Futures	$5,951,700	$6,027,715	6/15/26	$—	$(76,015)
69	CME Euro Foreign Exchange Currency Futures	9,992,494	10,022,515	6/15/26	—	(30,021)
91	CME Japanese Yen Currency Futures	7,204,925	7,218,684	6/15/26	—	(13,759)
					—	(119,795)
Equity Contracts:
6	CME E-mini S&P 500 Index Futures	1,971,225	2,018,346	6/18/26	—	(47,121)
1	CME E-mini S&P MidCap 400 Index Futures	339,650	337,167	6/18/26	2,483	—
156	Eurex EURO STOXX 50 Futures	9,908,179	10,258,781	6/19/26	—	(350,602)
45	FTSE 100 Index Futures	6,074,731	6,122,898	6/19/26	—	(48,167)
13	ICE U.S. MSCI Emerging Markets Index Futures	945,490	975,531	6/19/26	—	(30,041)
22	OSE Nikkei 225 Index Futures	7,091,900	7,256,405	6/11/26	—	(164,505)
					2,483	(640,436)
Total Futures Contracts					$2,483	$(760,231)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager International Equity Managed Volatility Fund–1

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.96%@
International Equity Funds-94.96%@
✧✧LVIP Dimensional International Core Equity Fund	$167,535,798	$—	$20,057,500	$4,906,783	$973,869	$153,358,950	9,397,570	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	55,317,509	—	5,497,616	1,110,252	(304,781)	50,625,364	4,787,721	—	—
✧✧LVIP MFS International Growth Fund	322,310,844	12,161,081	19,185,131	17,094	(14,176,257)	301,127,631	14,844,843	—	—
Total	$545,164,151	$12,161,081	$44,740,247	$6,034,129	$(13,507,169)	$505,111,945		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Multi-Manager International Equity Managed Volatility Fund–2